SHARE BASED COMPENSATION	12 Months Ended
Mar. 31, 2012
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

(11)          SHARE BASED COMPENSATION

Shares transferred from a principal shareholder to an officer

In March 2010, the Company’s CEO, who is also a principal shareholder, agreed to transfer 150,000 common shares of the Company to the newly appointed CFO. The shares were fully vested on the CFO’s employment date. Compensation expense of RMB 2,201,321, which was measured based on the fair value of the shares at the CFO’s employment date, was recognized in the consolidated statement of operations for the year ended March 31, 2010.

2005 Share incentive plan

In April 2005, the Company adopted a share incentive plan (the “2005 Plan”), pursuant to which the Company is authorized to issue options to officers, employees, directors and consultants of the Group to purchase up to 2,894,000 of its common shares. In October 2007, the Company’s board of directors approved an increase in the number of shares reserved for issuance under the 2005 Plan to 3,310,300 shares. The 2005 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2005 Plan).

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares. The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). As of March 31, 2012, 1,681,535 shares were reserved for issuance under the 2008 Plan.

Under both the 2005 Plan and 2008 Plan, share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date.

Under the 2008 Plan, nonvested shares are granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years.

For the graded vesting share options and nonvested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

In February 2010, the Company extended the exercise period of one employee’s vested share options. The modification resulted in additional compensation expense of RMB 869,859 being recognized in the consolidated statement of operations for the year ended March 31, 2010.

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	Years	USD
Outstanding at March 31, 2009	3,235,468	3.13
Granted	300,000	2.12
Exercised	—	—
Forfeited	(90,742)	3.52
Expired	(31,475)	3.60
Outstanding at March 31, 2010	3,413,251	2.98
Granted	—	—
Exercised	(43,884)	3.60
Forfeited	(225)	3.60
Expired	(106,492)	3.32
Outstanding at March 31, 2011	3,262,650	2.96
Granted	—	—
Exercised	(27,864)	3.60
Forfeited	—	—
Expired	(446,444)	3.60
Outstanding at March 31, 2012	2,788,342	2.85
Vested and expected to vest at March 31, 2012	2,788,342	2.85	4.1	2,006,567
Exercisable as of March 31, 2012	2,638,342	2.89	3.9	1,802,507

The aggregate intrinsic value of options outstanding and exercisable at March 31, 2012, was calculated based on the closing price of the Company’s common shares on March 31, 2012.

The total intrinsic value of options exercised in the years ended March 31, 2010, 2011 and 2012 are USD nil, USD 10,175 and USD 28,775 respectively.

In March 2011, certain individuals exercised 43,884 share options with an exercise price of USD3.6 per share. The proceeds of USD157,982 (RMB1,035,796) were not received by the Company as of March 31, 2011 and a receivable from shareholders of RMB 1,035,796 was recorded in the shareholders’ equity. The Company received the proceeds in May 2011.

Information relating to options outstanding and exercisable as of March 31,2012 is as follows:

Options outstanding as of March 31, 2012			Options exercisable as of March 31, 2012
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	3.1	1,312,600	2.26	3.1
707,000	3.60	3.7	707,000	3.60	3.7
250,000	3.60	4.6	250,000	3.60	4.6
109,000	3.60	5.7	109,000	3.60	5.7
100,000	4.75	5.5	100,000	4.75	5.5
9,742	2.69	6.9	9,742	2.69	6.9
300,000	2.12	8.0	150,000	2.12	8.0
2,788,342	2.85	4.1	2,638,342	2.89	3.9

The weighted-average grant-date fair value of options granted during the years ended March 31, 2010, 2011 and 2012 was USD 1.240, USD nil and USD nil per share, respectively. The Company calculated the fair value of the share options on the date of grant using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended March 31,
	2010	2011	2012
Expected weighted average volatility	67%	—	—
Expected dividends	—	—	—
Suboptimal exercise factor	2.0x	—	—
Risk-free interest rate (per annum)	3.89%	—	—
Estimated weighted average fair value at grant date of underlying common shares (per share)	USD2.15	—	—

The expected volatility was based on implied volatilities from traded options of comparable publicly traded training and testing services companies operating in the United States and historical volatility of the Company’s stock. The suboptimal exercise factor is related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.

Compensation expense for share options is allocated to the following expense items:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Cost of revenues	85,478	568	—
Research and development	125,032	1,450	—
Sales and marketing	100,714	6,897	42,914
General and administrative	1,547,184	1,636,369	547,231

Total share based compensation expenses	1,858,408	1,645,284	590,145

As of March 31, 2012, RMB 403,261 of total unrecognized compensation expense related to nonvested share options is expected to be recognized over a weighted average period of approximately 2 years.

Nonvested shares

A summary of the nonvested shares activities for the year ended March 31, 2010, 2011 and 2012 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2009	269,000	1.995
Granted	237,549	3.714
Vested	(65,750)	1.995
Forfeited	(9,750)	1.995
Outstanding at March 31, 2010	431,049	2.943
Granted	20,000	1.655
Vested	(120,121)	2.865
Forfeited	(24,928)	2.209
Outstanding at March 31, 2011	306,000	2.949
Granted	1,060,000	4.963
Vested	(116,245)	2.076
Forfeited	(103,005)	4.470
Outstanding at March 31, 2012	1,146,750	4.788

The total fair value of shares vested during the years ended March 31, 2010, 2011 and 2012, was USD 114,076, USD 219,615 and USD 527,371 respectively.

Compensation expense recognized for nonvested shares for the years ended March 31, 2010, 2011 and 2012 is allocated to the following expense items:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Cost of revenues	226,767	140,900	71,691
Research and development	390,608	194,527	189,462
Sales and marketing	561,363	595,713	344,226
General and administrative	2,257,251	2,075,547	11,068,873
Total share based compensation expenses	3,435,989	3,006,687	11,674,252

As of March 31, 2012, RMB 21,592,099 of total unrecognized compensation expense related to nonvested shares is expected to be recognized over a weighted average period of approximately 3.31 years.